Other current liabilities (Restated) (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Other current liabilities
Other current liabilities are comprised of the following:

(In US$ millions)	December 31, 2016	December 31, 2015
		Restated
Taxes payable	148	168
Employee withheld taxes, social security and vacation payments	55	87
Intangible liabilities - unfavorable contracts (1)	43	65
Accrued interest expense	69	70
Deferred mobilization revenue	107	208
Derivative financial instruments (2)	236	300
Accrued expenses	116	173
Construction obligation (3)	500	460
Other current liabilities	78	29
Total other current liabilities	1,352	1,560

(1)	Intangible liabilities represent the estimated fair values of acquired unfavorable drilling contracts. See Note 21 "Goodwill and other intangible assets and liabilities" for more information.

(2)	Derivative financial instruments consist of unrealized losses on various types of derivatives. See Note 32 "Risk management and financial instruments" for more information.

(3)
The construction obligation has been recognized upon the acquisition of Sevan Drilling. This construction obligation has increased by $40 million due to refunds received from Cosco following the deferral options exercised during the year. This extends the deferral agreement to April 15, 2017. See Note 18 "Newbuildings" to the Consolidated Financial Statements included herein.